Pension and Other Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Pension and Other Employee Benefit Plans

12. Pension and Other Employee Benefit Plans

Historically, some of our shared employees and retirees participated in CBI’s pension and other benefit plans. CBI managed these plans on a combined basis for all its affiliates and funded all plan contributions. Our employees were also eligible to participate in one of two sponsored defined contribution plans. One of these plans is sponsored by CyrusOne and the other by CBI. Employee contributions to these plans are matched by the sponsoring employer. Our direct and allocated contributions to these plans were $0.4 million, $0.4 million, and $0.3 million in 2012, 2011 and 2010, respectively.

Some of our shared employees also participate in CBI sponsored health care plans which provide medical, dental, vision and prescription benefits. This plan is also managed by CBI on a combined basis for all its affiliates. We are unable to estimate our share of CBI’s liability for claims incurred but not reported or reported but not paid. Our allocated cost of these plans was $0.1 million, $0.8 million and $0.9 million in 2012, 2011, and 2010, respectively.